Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2014	2013

	(U.S. $ in thousands)

Finished goods	$66,779	$42,251
Work-in-process	7,815	164
Raw materials	48,791	45,991
	$123,385	$88,406